LIBERTY HIGH INCOME BOND FUND, INC.
Class A Shares
Class B Shares
Class C Shares

SUPPLEMENT TO COMBINED PROSPECTUS DATED MAY 31, 1995
Effective March 31, 1996, the name of "Liberty High Income Bond Fund, Inc." has been changed to "Federated High Income Bond Fund, Inc." Accordingly, all references to Liberty High Income Bond Fund, Inc. in the Combined Prospectus should reflect this change.

                                                               March 29, 1996
   FEDERATED SECURITIES CORP.

   Distributor
   A subsidiary of FEDERATED INVESTORS
   Federated Investors Tower
   PITTSBURGH, PA  15222-3779
   CUSIP 530565100
   CUSIP 530565407
   CUSIP 530565209
   G00301-01 (3/96)




LIBERTY HIGH INCOME BOND FUND, INC.
Class A Shares
Class B Shares
Class C Shares

SUPPLEMENT TO COMBINED STATEMENT OF ADDITIONAL INFORMATION DATED MAY 31, 1995 Effective March 31, 1996, the name of "Liberty High Income Bond Fund, Inc." has been changed to "Federated High Income Bond Fund, Inc." Accordingly, all references to Liberty High Income Bond Fund, Inc. in the Combined Statement of Additional Information should reflect this change.

                                                               March 29, 1996
   FEDERATED SECURITIES CORP.


   Distributor
   A subsidiary of FEDERATED INVESTORS
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PA  15222-3779
   CUSIP 530565100
   CUSIP 530565407
   CUSIP 530565209